UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:             811-2340

Montgomery Street Income Securities, Inc.

(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 950

Chicago, Illinois 60606

(Address of principal executive office)

Mark D. Nerud

225 West Wacker Drive, Suite 950

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5801

Date of fiscal year end:	December 31

Date of Reporting Period:	January 1, 2007 – March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940, (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Montgomery Street Income Securities, Inc.
March 31, 2007 (Unaudited)
Investment Portfolio	Principal
	Amount ($) (h)	Value ($)

Corporate Bonds 56.4%
Consumer Discretionary 7.7%
AMFM Inc., 8.00%, 11/01/08	750,000	777,090
AMR Real Estate Holdings Plc, 7.13%, 02/15/13	235,000	232,063
ArvinMeritor, Inc., 8.75%, 03/01/12	250,000	258,125
Charter Communications Operating LLC, 8.00%, 04/30/12 (a)	500,000	520,625
Clear Channel Communications, Inc., 7.65%, 09/15/10	550,000	580,758
Comcast Cable Holdings LLC, 10.13%, 04/15/22	1,291,000	1,721,956
COX Communications, Inc., 5.45%, 12/15/14	500,000	493,916
COX Communications, Inc., 5.88%, 12/01/16 (a)	375,000	377,851
CSC Holdings, Inc., 8.13%, 07/15/09	190,000	196,650
Dex Media West LLC, 9.88%, 08/15/13	450,000	491,063
ERAC USA Finance Co., 5.90%, 11/15/15 (a)	429,000	437,669
Foot Locker, Inc., 8.50%, 01/15/22	155,000	158,875
Ford Capital BV, 9.50%, 06/01/10	650,000	650,000
Fortune Brands, Inc., 5.38%, 01/15/16	250,000	240,254
General Motors Corp., 6.38%, 05/01/08 (d)	750,000	743,438
Goodyear Tire & Rubber Co., 8.63%, 12/01/11 (a)	550,000	591,250
Hertz Corp., 10.50%, 01/01/16	460,000	524,400
Home Depot, Inc., 5.25%, 12/16/13	925,000	918,598
Idearc Inc., 8.00%, 11/15/16 (a)	500,000	514,375
JC Penney Corp., Inc., 8.00%, 03/01/10	500,000	535,521
K Hovnanian Enterprises, Inc., 6.00%, 01/15/10	310,000	291,400
Mediacom LLC, 9.50%, 01/15/13	500,000	515,625
MGM Mirage, Inc., 8.50%, 09/15/10	500,000	534,375
MGM Mirage, Inc., 6.75%, 09/01/12	300,000	298,125
Neiman-Marcus Group, Inc., 10.38%, 10/15/15 (d)	450,000	501,750
Pokagon Gaming Authority, 10.38%, 06/15/14 (a)	210,000	231,525
TCI Communications, Inc., 8.75%, 08/01/15	35,000	41,339
Tenneco, Inc., 8.63%, 11/15/14 (d)	370,000	385,725
Time Warner, Inc., 6.75%, 04/15/11	800,000	843,096
Time Warner, Inc., 6.50%, 11/15/36	250,000	249,292
Viacom, Inc., 6.88%, 04/30/36	480,000	483,831
		15,340,560
Consumer Staples 2.5%
Altria Group, Inc., 7.00%, 11/04/13	250,000	271,495
Anheuser-Busch Cos., Inc., 5.75%, 01/15/11	750,000	746,773
Aramark Corp., 8.86%, 02/01/15 (a) (b)	475,000	488,063
Archer Daniels Midland Co., 5.38%, 09/15/35	400,000	367,088
Coca-Cola Enterprises, Inc., 8.50%, 02/01/22	500,000	633,547
Constellation Brand, Inc., 7.25%, 09/01/16 (d)	200,000	202,500
Del Laboratories, Inc., 10.36%, 11/01/11 (b)	400,000	414,000
Delhaize America, Inc., 9.00%, 04/15/31	450,000	540,684

Kraft Foods, Inc., 6.25%, 06/01/12	500,000	519,552
SUPERVALU, Inc., 7.50%, 11/15/14	500,000	521,250
Wal-Mart Stores, Inc., 5.25%, 09/01/35	250,000	227,085
		4,932,037
Energy 3.7%
Anadarko Petroleum Corp., 6.45%, 09/15/36	450,000	445,296
Chesapeake Energy Corp., 7.63%, 07/15/13	350,000	371,875
El Paso Corp., 7.75%, 07/15/11 (a)	500,000	531,875
Inergy LP/Inergy Finance, Corp., 8.25%, 03/01/16 (d)	450,000	472,500
Kinder Morgan Energy Partners LP, 5.70%, 01/05/16	818,000	766,963
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	260,000	259,288
ONEOK Partners LP, 6.15%, 10/01/16 (d)	304,000	310,791
ONEOK Partners LP, 6.65%, 10/01/36	542,000	556,871
Peabody Energy Corp., 6.88%, 03/15/13	400,000	407,000
Pemex Project Funding Master Trust, 5.75%, 12/15/15	696,000	697,392
Petrohawk Energy Corp., 9.13%, 07/15/13	400,000	426,000
Rochester Gas & Electric Corp., 6.38%, 09/01/33	1,600,000	1,721,197
Transcontinental Gas Pipe Line Corp., 6.40%, 04/15/16	250,000	257,812
		7,224,860
Financials 27.1%
AMBAC Financial Group, Inc., 6.15%, 02/15/37 (d)	158,000	148,741
American General Institutional Capital, 7.57%, 12/01/45 (a)	250,000	296,159
Ameriprise Financial, Inc., 7.52%, 06/01/66 (b)	1,015,000	1,095,519
AXA SA, 6.46%, 12/31/49 (callable at 100 on 12/14/18) (a) (f)	4,943,000	4,836,760
Capital One Capital IV, 6.75%, 02/17/37	918,000	879,507
CIT Group, Inc., 6.10%, 03/15/67 (b)	980,000	944,629
Citigroup, Inc., 6.00%, 10/31/33	500,000	497,343
Comerica Capital Trust, 6.58%, 02/20/37	1,732,000	1,677,321
Dow Jones CDX North America High Yield Trust, 8.38%, 12/29/11 (a) (c) (d)	12,000,000	12,434,400
Fifth Third Capital Trust, 6.50%, 04/15/37 (b) (d)	990,000	984,221
Financial Security Assurance Holdings Ltd., 6.40%, 12/15/66 (a)	1,012,000	989,400
Ford Motor Credit Co., 5.80%, 01/12/09	1,480,000	1,451,802
Ford Motor Credit Co., 7.38%, 02/01/11	500,000	491,767
Ford Motor Credit Co., 9.81%, 04/15/12 (b) (d)	450,000	477,087
GE Business Loan Trust, Interest Only, 0.62%, 06/15/10 (a) (b)	35,480,000	360,122
GE Business Loan Trust, 6.32%, 05/15/34 (a) (b)	479,009	479,004
General Electric Capital Corp., 0.63%, 01/15/10 (b)	JPY 235,000,000	1,994,164
General Motors Acceptance Corp., 6.88%, 09/15/11	460,000	460,446
General Motors Acceptance Corp., 6.88%, 08/28/12	415,000	413,328
General Motors Acceptance Corp., 8.00%, 11/01/31	900,000	964,930
Genworth Financial, Inc., 6.15%, 11/15/66 (callable at 100 on 11/15/16) (f)	779,000	767,302
Goldman Sachs Group, Inc., 5.95%, 01/15/27	875,000	849,033
Goldman Sachs Group, Inc., 6.45%, 05/01/36	1,650,000	1,676,065
HBOS Plc, 5.92%, 10/01/15 (a) (e)	600,000	587,911
HSBC Bank USA, 5.63%, 08/15/35	315,000	297,333
HSBC Holdings Plc, 6.50%, 05/02/36	500,000	528,455

JPMorgan Chase Capital XV, 5.88%, 03/15/35	205,000	195,647
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (d)	3,555,000	3,531,423
JSG Funding Plc, 9.63%, 10/01/12	166,000	176,375
Kazkommerts International Bank, 8.00%, 11/03/15 (a)	380,000	385,700
MetLife, Inc., 6.40%, 12/15/36 (d)	4,842,000	4,727,695
Mizuho Capital Investment 1 Ltd., 6.69%, 12/31/49 (a) (b)	600,000	610,498
Mizuho JGB Investment LLC, 9.87%, 06/30/08 (a) (e)	2,000,000	2,104,988
PNC Preferred Funding Trust I, 6.11%, 12/31/49 (a)	400,000	397,366
Landwirtschaftliche Rentenbank, 0.65%, 09/30/08	JPY 235,000,000	1,992,415
SMFG Preferred Capital Ltd., 6.08%, 01/25/17 (a) (e)	793,000	794,538
SunTrust Capital VIII, 6.10%, 12/01/66 (callable at 100 on 12/15/36) (d) (f)	814,000	762,504
TNK-BP Finance SA, 7.50%, 07/18/16 (a)	600,000	633,000
USB Realty Investors, 6.09%, 01/15/12 (a) (e)	700,000	703,992
		53,598,890
Health Care 1.6%
Aetna, Inc., 6.63%, 06/15/36	560,000	599,281
Biovail Corp., 7.88%, 04/01/10	540,000	550,633
Cigna Corp., 6.15%, 11/15/36	184,000	182,341
HCA, Inc., 7.88%, 02/01/11	500,000	509,375
HCA, Inc., 9.25%, 11/15/16 (a)	330,000	355,988
Wyeth, 6.50%, 02/01/34	400,000	423,693
Wyeth, 5.95%, 04/01/37	470,000	462,880
		3,084,191
Industrials 0.9%
Bombardier, Inc., 6.30%, 05/01/14 (a)	1,060,000	1,007,000
Honeywell International, Inc., 5.70%, 03/15/36	250,000	243,428
Systems 2001 Asset Trust LLC, 7.16%, 12/15/11 (a)	298,847	309,899
United Rentals, Inc., 6.50%, 02/15/12	300,000	299,250
		1,859,577
Information Technology 2.1%
Advanced Micro Devices, Inc., 7.75%, 11/01/12	345,000	348,881
CompuCom Systems, Inc., 12.00%, 11/01/14 (a)	500,000	533,750
Flextronics International Ltd., 6.50%, 05/15/13	400,000	396,000
Freescale Semiconductor, Inc., 10.13%, 12/15/16 (a) (d)	405,000	406,013
International Business Machines Corp., 8.38%, 11/01/19	250,000	312,786
Nortel Networks Corp., 10.75%, 07/15/16 (a)	1,000,000	1,110,000
NXP BV, 8.11%, 10/15/13 (a) (b)	255,000	262,331
Xerox Corp., 6.75%, 02/01/17	777,000	813,067
		4,182,828
Materials 2.1%
Abitibi-Consolidated, Inc., 8.85%, 06/15/11 (b)	500,000	481,250
Bowater, Inc., 8.35%, 03/15/10 (b)	500,000	501,250
Chaparral Steel Co., 10.00%, 07/15/13	450,000	501,750
Equistar Chemicals LP, 8.75%, 02/15/09	850,000	886,125
Evraz Group SA, 8.25%, 11/10/15 (a)	190,000	194,513
Georgia-Pacific Corp., 7.00%, 01/15/15 (a)	355,000	356,775

Huntsman International LLC, 7.88%, 11/15/14 (a)	400,000	413,500
MHP SA, 10.25%, 11/30/11 (a)	200,000	207,750
Momentive Performance Materials, Inc., 9.75%, 12/01/14 (a)	335,000	345,050
Newmont Mining Corp., 5.88%, 04/01/35	395,000	364,297
Pliant Corp., 11.63%, 06/15/09	5	6
		4,252,266
Telecommunication Services 4.5%
AT&T, Inc., 6.15%, 09/15/34	500,000	492,102
Citizens Communications Co., 9.00%, 08/15/31	400,000	438,000
Insight Midwest LP/Insight Capital, Inc., 9.75%, 10/01/09	54,000	54,878
Intelsat Bermuda Ltd., 9.25%, 06/15/16 (a)	255,000	282,413
Level 3 Financing, Inc., 12.25%, 03/15/13	500,000	585,000
Qwest Communications International, Inc., 7.50%, 02/15/14	800,000	824,000
Rogers Wireless, Inc., 9.75%, 06/01/16	300,000	378,000
Sprint Capital Corp., 7.63%, 01/30/11	1,000,000	1,075,129
Sprint Capital Corp., 8.75%, 03/15/32	400,000	471,808
Telecom Italia Capital SA, 4.00%, 01/15/10	360,000	347,808
Telecom Italia Capital SA, 5.25%, 11/15/13	330,000	319,949
Telecom Italia Capital SA, 4.95%, 09/30/14	365,000	343,828
Telecom Italia Capital SA, 7.20%, 07/18/36	530,000	551,790
Verizon Global Funding Corp., 7.75%, 12/01/30	195,000	226,023
Verizon New Jersey, Inc., 5.88%, 01/17/12	542,000	553,848
Vodafone Group Plc, 6.15%, 02/27/37	1,268,000	1,224,103
Windstream Corp., 8.63%, 08/01/16	670,000	732,810
		8,901,489
Utilities 4.2%
American Electric Power Co., Inc., 5.38%, 03/15/10	1,000,000	1,007,841
FirstEnergy Corp., 6.45%, 11/15/11	500,000	524,081
NiSource Finance Corp., 7.88%, 11/15/10	1,500,000	1,625,751
Northern States Power Co., 6.25%, 06/01/36	400,000	421,005
PSI Energy, Inc., 8.85%, 01/15/22	1,225,000	1,567,908
Puget Energy, Inc., 7.02%, 12/01/27	1,000,000	1,121,663
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13 (a)	2,000,000	2,065,529
		8,333,778
Total Corporate Bonds (Cost $111,287,779)		111,710,476

Non-U.S. Government Agency Asset-Backed Securities 13.8%
Banc of America Mortgage Securities, 4.81%, 09/25/35 (b)	1,065,000	1,050,553
Capital Auto Receivables Asset Trust, 5.77%, 05/20/10 (a) (b)	150,000	151,401
Capital Auto Receivables Asset Trust, 6.15%, 04/20/11 (a) (b)	200,000	202,856
CBA Commercial LLC, Interest Only, 2.20%, 01/25/37 (a) (b)	9,659,558	965,956
Citigroup Mortgage Loan Trust, Inc., 6.75%, 08/25/34	715,693	730,007
Citigroup Mortgage Loan Trust, Inc., 7.82%, 01/25/37 (a) (b)	225,000	189,281
Countrywide Alternative Loan Trust, 5.50%, 08/25/34 (b)	514,202	512,013
Countrywide Alternative Loan Trust, 6.00%, 02/25/35 (b)	358,156	358,380
Countrywide Alternative Loan Trust, 6.00%, 08/25/35 (b)	831,869	840,589

Ford Credit Auto Owner Trust, 6.89%, 05/15/13 (a) (b)	1,060,000	1,067,715
GMAC Commercial Mortgage Securities Corp., 5.75%, 10/25/36 (b)	620,000	621,142
Home Equity Asset Trust, 6.28%, 07/25/37 (g)	725,000	723,596
ILFC E-Capital Trust II, 6.25%, 12/21/65 (a) (b) (d)	4,490,000	4,595,380
JPMorgan Chase Commercial Mortgage Securities Corp., 4.90%, 01/12/37	1,900,000	1,852,324
Lehman Brothers Small Balance Commercial, 5.62%, 09/25/36 (a) (b)	255,000	254,877
Marlin Leasing Receivables LLC, 5.33%, 09/16/13 (a) (b)	660,000	662,746
Option One Mortgage Loan Trust (M8), 6.99%, 03/25/38 (b) (g)	475,000	373,617
Option One Mortgage Loan Trust (M7), 6.99%, 03/25/38 (b) (g)	500,000	433,516
Option One Mortgage Loan Trust (M6), 6.99%, 03/25/38 (b) (g)	725,000	700,305
Prudential Securities Secured Financing Corp., 7.19%, 06/16/31 (b)	903,853	930,148
Renaissance Home Equity Loan Trust, 7.50%, 04/20/37 (b)	260,000	233,431
Residential Asset Securitization Trust, 5.50%, 04/25/35	2,500,000	2,450,466
Washington Mutual Inc., 5.12%, 12/25/35	1,320,000	1,312,882
Wells Fargo Mortgage Backed Securities Trust, 5.00%, 03/25/21	2,206,920	2,162,783
Wells Fargo Mortgage Backed Securities Trust, 4.11%, 06/25/35 (b)	1,909,558	1,876,319
Wells Fargo Mortgage Backed Securities Trust, 5.24%, 04/25/36 (b)	2,028,969	2,016,902

Total Non-U.S. Government Agency Asset-Backed Securities (Cost $27,252,740)		27,269,185

Government and Agency Obligations 27.8%
Government Securities 10.7%
Sovereign 0.2%
Argentina Government International Bond, 7.00%, 09/12/13	210,000	202,755
Turkey Government International Bond, 7.00%, 09/26/16	200,000	203,500
		406,255
Treasury Inflation Index Securities 9.4%
U.S. Treasury Inflation Index Note, 3.88%, 01/15/09	14,353,641	14,776,125
U.S. Treasury Inflation Index Note, 2.38%, 04/15/11	3,896,571	3,946,310
		18,722,435
U.S. Treasury Securities 1.1%
U.S. Treasury Bond, 4.50%, 02/15/36	1,587,000	1,496,243
U.S. Treasury Note, 4.63%, 02/15/17 (d)	674,000	672,631
		2,168,874
Total Government Securities		21,297,564

U.S. Government Agency Securities 17.1%
Federal Farm Credit Bank 0.1%
Federal Farm Credit Bank, 7.56%, 12/15/13 (e)	170,000	186,201

Federal Home Loan Mortgage Corp. 5.4%
Federal Home Loan Mortgage Corp., 5.50%, 12/15/16	590,000	593,010
Federal Home Loan Mortgage Corp., 5.00%, 05/15/23	1,540,000	1,535,471
Federal Home Loan Mortgage Corp., 4.50%, 02/15/26	815,000	807,026
Federal Home Loan Mortgage Corp., 5.50%, 07/15/27	635,336	636,562
Federal Home Loan Mortgage Corp., 6.00%, 05/15/30	790,000	802,044

Federal Home Loan Mortgage Corp., 4.50%, 04/15/32	1,375,000	1,306,471
Federal Home Loan Mortgage Corp., 4.50%, 07/15/32	410,000	389,947
Federal Home Loan Mortgage Corp., 6.00%, 09/15/32	1,500,000	1,531,202
Federal Home Loan Mortgage Corp., 5.00%, 12/15/32	895,000	866,401
Federal Home Loan Mortgage Corp., 5.00%, 10/15/33	1,175,000	1,134,249
Federal Home Loan Mortgage Corp., 5.00%, 08/15/34	1,245,000	1,198,928
		10,801,311
Federal National Mortgage Association 9.7%
Federal National Mortgage Association, 9.00%, 05/01/09	96,171	97,892
Federal National Mortgage Association, 5.50%, 03/25/17	855,000	861,600
Federal National Mortgage Association, 6.50%, 05/01/17	208,331	213,422
Federal National Mortgage Association, 6.00%, 01/01/23	557,081	566,110
Federal National Mortgage Association, 4.50%, 10/01/23	690,185	661,309
Federal National Mortgage Association, 5.50%, 05/01/25	2,272,105	2,262,752
Federal National Mortgage Association, 7.00%, 03/01/31	4,253,817	4,481,350
Federal National Mortgage Association, 5.00%, 08/25/33	295,000	284,012
Federal National Mortgage Association, 5.00%, 12/25/33	1,060,000	1,021,738
Federal National Mortgage Association, 5.00%, 06/25/34	946,483	938,578
Federal National Mortgage Association, 7.00%, 10/01/35	3,433,479	3,542,109
Federal National Mortgage Association, 6.00%, 03/01/36	3,565,013	3,578,085
Federal National Mortgage Association, 6.00%, 08/25/44	636,090	640,986
		19,149,943
Government National Mortgage Association 0.5%
Government National Mortgage Association, 6.50%, 08/20/34	1,024,275	1,049,622

Small Business Administration Participation Certificates 1.4%
Small Business Administration, 5.54%, 09/01/26 (b)	435,638	443,006
Small Business Administration, 5.37%, 10/01/26 (b)	965,000	972,696
Small Business Administration, 5.36%, 11/01/26 (b)	1,290,000	1,299,306
		2,715,008
Total U.S. Government Agency Securities		33,902,085

Total Government and Agency Obligations (Cost $55,384,026)		55,199,649

Short-Term Investments 8.8%
Commercial Paper 0.6%
Rabobank USA Finance, 5.40%, 04/02/07	1,168,000	1,167,826

Securities Lending Collateral 8.1%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39%	15,974,907	15,974,907

U.S. Treasury Securities 0.1%
U.S. Treasury Bill, 4.98%, 06/14/07 (i)	200,000	198,017
Total Short Term Investments (Cost $17,340,713)		17,340,750

Total Investments 106.8% (Cost $211,265,258)		211,520,060
Other Assets and Liabilities, Net (6.8)%		(13,526,177)
Total Net Assets 100.0%		197,993,883

Notes to the Schedule of Investments
(a) 144A: Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has deemed this security to be liquid based on procedures approved by the Board of Directors. As of March 31, 2007 the aggregate value of 144A securities was $45,247,794
(22.9% of net assets).
(b) Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of March 31, 2007.
(c) Certificates of beneficial interest in a Trust that has entered into a Repurchase Agreement and
Credit Default Swap Agreements to track the Dow Jones CDX North America High Yield Index.
(d) All or portion of the security has been loaned.
(e) Perpetual maturity security. Maturity date listed is the first call date, security is subject to call at 100 thereafter. Interest rate is fixed until the first call date and variable thereafter.
(f) Interest rate is fixed until stated call date and variable thereafter.
(g) Security fair valued in good faith in accordance with the procedures established by the Board of Directors.
As of March 31, 2007 the market value of fair valued securities is $2,231,034, which is 1.1% of total net assets.
(h) Principal amounts are listed in United States Dollars unless otherwise noted.
(i) All or a portion of the security pledged as collateral for open futures contracts.

Abbreviations:
JPY - Japanese Yen

Currency	Settlement	Notional	Currency	Unrealized
Purchased/Sold	Date	Amount	Value	Gain/(Loss)
JPY/USD	4/11/2007	968,700 JPY	$ 8,231	$ 11
USD/JPY	4/11/2007	(968,700) JPY	(8,231)	62
			$ -	$ 73

		Unrealized
	Notional	Appreciation
Futures	Amount	(Depreciation)
U.S. Treasury Note Future, 2-Year, 6%
Expiration June 2007	87,400,000 USD	$ (47,005)
U.S. Treasury Note Future, 5-Year, 6%
Expiration June 2007	(8,800,000) USD	13,743
U.S. Treasury Note Future, 10-Year, 6%
Expiration June 2007	(600,000) USD	1,858
U.S. Treasury Bond Future, 20-Year, 6%
Expiration June 2007	(24,800,000) USD	389,085
		$ 357,681

Security Valuation
Investments are stated at value determined as of the close of regular trading on the
New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by, or at the discretion of, the Board of Directors of the Fund. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.
If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors.

Income Tax Information
At March 31, 2007 the aggregate cost of investment securities for income tax purposes was $211,296,995. Net unrealized appreciation aggregated to $223,065, of which $2,082,878 was related to appreciated investment securities and $1,859,813 was related to depreciated investment securities.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)

The President/Principal Executive Officer and the Treasurer/Principal Financial Officer of the Fund have concluded, based on their evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within ninety (90) days of the filing date of this report on Form N-Q, that such controls and procedures are effective and that the design and operation of such procedures ensures that information required to be disclosed by the Fund in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the U.S. Securities and Exchange Commission’s rules and forms.

(b)

There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Montgomery Street Income Securities, Inc.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer

Date:	May 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, and Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer

Date:	May 18, 2007

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer and Principal Financial Officer

Date:	May 18, 2007

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.